UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-08673

Dreyfus Investment Portfolios
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	03/31/13

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Core Value Portfolio
March 31, 2013 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)
Automobiles & Components--2.3%
Delphi Automotive	3,850	170,940
General Motors	7,430a,b	206,703
Johnson Controls	9,620	337,373
		715,016
Banks--4.9%
Comerica	10,230	367,769
Fifth Third Bancorp	13,310	217,086
PNC Financial Services Group	4,120	273,980
Wells Fargo & Co.	18,690	691,343
		1,550,178
Capital Goods--7.3%
Cummins	3,890	450,501
Eaton	7,100	434,875
General Electric	39,730	918,558
Honeywell International	6,670	502,584
		2,306,518
Commercial & Professional Services--.2%
Pitney Bowes	5,270a	78,312
Consumer Durables & Apparel--2.1%
Newell Rubbermaid	18,330	478,413
PVH	1,920	205,075
		683,488
Consumer Services--1.5%
Carnival	13,490	462,707
Diversified Financials--15.3%
Ameriprise Financial	5,560	409,494
Bank of America	53,090	646,636
Capital One Financial	2,930	161,004
Citigroup	15,876	702,354
Discover Financial Services	3,450	154,698
Franklin Resources	1,340	202,085
Goldman Sachs Group	3,340	491,481
Invesco	5,520	159,859

JPMorgan Chase & Co.	20,040	951,098
Moody's	8,300	442,556
Morgan Stanley	10,010	220,020
TD Ameritrade Holding	15,740	324,559
		4,865,844
Energy--12.0%
Anadarko Petroleum	5,630	492,344
Cameron International	5,460b	355,992
Chevron	5,530	657,075
EOG Resources	2,510	321,456
Hess	5,650	404,597
Occidental Petroleum	6,020	471,787
Phillips 66	4,890	342,153
Schlumberger	1,970	147,533
Valero Energy	13,430	610,931
		3,803,868
Exchange-Traded Funds--.2%
iShares Russell 1000 Value Index
Fund	900	73,053
Food & Staples Retailing--1.3%
CVS Caremark	7,230	397,578
Food, Beverage & Tobacco--5.1%
Coca-Cola Enterprises	8,780	324,158
ConAgra Foods	16,070	575,467
Dean Foods	10,790b	195,623
Kraft Foods Group	5,853	301,605
PepsiCo	2,910	230,210
		1,627,063
Health Care Equipment & Services--3.3%
Baxter International	5,360	389,350
Cigna	4,660	290,644
Humana	940	64,963
McKesson	2,770	299,049
		1,044,006
Household & Personal Products--.6%
Avon Products	9,190	190,509
Insurance--6.3%
American International Group	9,860b	382,765
Aon	4,070	250,305
Chubb	4,880	427,146

Marsh & McLennan	8,430	320,087
MetLife	10,260	390,085
Prudential Financial	4,130	243,629
		2,014,017
Materials--3.5%
Eastman Chemical	2,240	156,509
International Paper	8,610	401,054
LyondellBasell Industries, Cl. A	6,050	382,905
Packaging Corporation of America	3,860	173,198
		1,113,666
Media--7.0%
News Corp., Cl. A	13,920	424,838
Omnicom Group	5,190	305,691
Time Warner	9,523	548,715
Viacom, Cl. B	7,560	465,469
Walt Disney	8,690	493,592
		2,238,305
Pharmaceuticals, Biotech & Life Sciences--10.0%
Eli Lilly & Co.	4,550	258,395
Johnson & Johnson	7,970	649,794
Merck & Co.	12,010	531,202
Mylan	9,990b	289,111
Pfizer	49,730	1,435,208
Zoetis	524	17,502
		3,181,212
Retailing--2.5%
American Eagle Outfitters	7,630	142,681
Best Buy	11,270a	249,631
Lowe's	4,120	156,230
Macy's	6,080	254,387
		802,929
Semiconductors & Semiconductor Equipment--2.7%
Applied Materials	16,680	224,846
Texas Instruments	17,860	633,673
		858,519
Software & Services--2.3%
Google, Cl. A	205b	162,776
Oracle	17,830	576,622
		739,398
Technology Hardware & Equipment--6.5%

Cisco Systems	39,620		828,454
Corning	10,930		145,697
EMC	12,560	b	300,058
QUALCOMM	6,190		414,421
SanDisk	6,790	b	373,450
			2,062,080
Transportation--1.4%
FedEx	4,480		439,936
Utilities--1.5%
NRG Energy	18,160		481,058
Total Common Stocks
(cost $26,905,628)			31,729,260

Other Investment--.1%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $16,630)	16,630	[c]	16,630
Investment of Cash Collateral for
Securities Loaned--.3%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $105,591)	105,591	[c]	105,591
Total Investments (cost $27,027,849)	100.2%		31,851,481
Liabilities, Less Cash and Receivables	(.2%)		(59,418)
Net Assets	100.0%		31,792,063

a Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $219,792 and the value of the collateral held by the fund was $225,933, consisting of cash collateral of $105,591 and U.S. Government & Agency securities valued at $120,342.
b Non-income producing security.
c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $4,823,632 of which $5,469,650 related to appreciated investment securities and $646,018 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Diversified Financials	15.3
Energy	12.0
Pharmaceuticals, Biotech & Life Sciences	10.0
Capital Goods	7.3
Media	7.0
Technology Hardware & Equipment	6.5
Insurance	6.3
Food, Beverage & Tobacco	5.1
Banks	4.9
Materials	3.5
Health Care Equipment & Services	3.3
Semiconductors & Semiconductor Equipment	2.7
Retailing	2.5
Automobiles & Components	2.3
Software & Services	2.3
Consumer Durables & Apparel	2.1
Consumer Services	1.5
Utilities	1.5
Transportation	1.4
Food & Staples Retailing	1.3
Household & Personal Products	.6
Money Market Investments	.4
Commercial & Professional Services	.2
Exchange-Traded Funds	.2
100.2

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	31,656,207	-	-	31,656,207
Exchange-Traded Funds	73,053	-	-	73,053
Mutual Funds	122,221	-	-	122,221

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Midcap Stock Portfolio
March 31, 2013 (Unaudited)

Common Stocks--99.3%	Shares	Value ($)
Automobiles & Components--.8%
Thor Industries	35,400	1,302,366
Banks--3.5%
Associated Banc-Corp	134,000	2,035,460
Cathay General Bancorp	50,900	1,024,108
Comerica	11,900	427,805
Huntington Bancshares	35,100	259,389
Regions Financial	101,400	830,466
Webster Financial	50,500	1,225,130
		5,802,358
Capital Goods--11.8%
AECOM Technology	54,400a	1,784,320
Alliant Techsystems	27,800	2,013,554
Gardner Denver	13,400	1,006,474
Granite Construction	36,000	1,146,240
IDEX	39,700	2,120,774
ITT	58,200	1,654,626
Lennox International	42,100	2,672,929
Lincoln Electric Holdings	43,600	2,362,248
Oshkosh	34,800a	1,478,652
Terex	18,600a	640,212
Textron	22,700	676,687
Timken	22,600	1,278,708
WABCO Holdings	6,000a	423,540
		19,258,964
Commercial & Professional Services--1.5%
Deluxe	53,600	2,219,040
Herman Miller	5,900	163,253
		2,382,293
Consumer Durables & Apparel--3.2%
Carter's	38,900a	2,227,803
Hanesbrands	61,800a	2,815,608
PulteGroup	7,600a	153,824
		5,197,235

Consumer Services--1.1%
Bally Technologies	30,000a	1,559,100
Wyndham Worldwide	4,700	303,056
		1,862,156
Diversified Financials--4.4%
American Capital	44,200a	645,099
Apollo Investment	95,800	800,888
Discover Financial Services	16,300	730,892
Greenhill & Co.	19,100b	1,019,558
Moody's	3,700	197,284
SEI Investments	66,600	1,921,410
Waddell & Reed Financial, Cl. A	42,800	1,873,784
		7,188,915
Energy--6.2%
HollyFrontier	59,900	3,081,855
Marathon Petroleum	13,700	1,227,520
Oceaneering International	27,600	1,832,916
Plains Exploration & Production	6,900a	327,543
Tesoro	14,900	872,395
Tidewater	40,300b	2,035,150
Valero Energy	15,800	718,742
		10,096,121
Food, Beverage & Tobacco--2.8%
Hillshire Brands	56,800	1,996,520
Tootsie Roll Industries	11,639b	348,122
Universal	39,500b	2,213,580
		4,558,222
Health Care Equipment & Services--6.1%
Hill-Rom Holdings	35,000	1,232,700
Humana	4,300	297,173
Owens & Minor	6,500b	211,640
Patterson	12,200	464,088
ResMed	52,800b	2,447,808
STERIS	31,300	1,302,393
Thoratec	63,600a	2,385,000
Universal Health Services, Cl. B	26,500	1,692,555
		10,033,357
Household & Personal Products--2.6%
Church & Dwight	32,100	2,074,623
Energizer Holdings	17,400	1,735,302

Nu Skin Enterprises, Cl. A	10,000b	442,000
		4,251,925
Insurance--4.1%
Everest Re Group	11,800	1,532,348
First American Financial	31,600	808,012
Lincoln National	12,700	414,147
Protective Life	45,000	1,611,000
Reinsurance Group of America	39,100	2,333,097
		6,698,604
Materials--5.1%
Ball	3,400	161,772
Domtar	12,000	931,440
Minerals Technologies	58,200	2,415,882
NewMarket	8,320b	2,166,195
Packaging Corporation of America	3,800	170,506
Worthington Industries	79,100	2,450,518
		8,296,313
Media--2.2%
Scholastic	53,300	1,420,445
Valassis Communications	72,200b	2,156,614
		3,577,059
Pharmaceuticals, Biotech & Life Sciences--5.2%
Agilent Technologies	15,800	663,126
Charles River Laboratories
International	30,400a	1,345,808
Mettler-Toledo International	13,900a	2,963,758
Techne	12,800	868,480
United Therapeutics	25,100a	1,527,837
Warner Chilcott, Cl. A	84,100	1,139,555
		8,508,564
Real Estate--9.7%
BRE Properties	24,500c	1,192,660
Camden Property Trust	15,600c	1,071,408
CBL & Associates Properties	87,500c	2,065,000
Corrections Corp. of America	65,400	2,555,178
Duke Realty	63,000c	1,069,740
Extra Space Storage	12,500c	490,875
Kimco Realty	10,500c	235,200
Liberty Property Trust	32,300c	1,283,925
Macerich	5,747c	369,992

Mack-Cali Realty	46,600c	1,333,226
National Retail Properties	37,400b,c	1,352,758
Omega Healthcare Investors	37,900c	1,150,644
Weingarten Realty Investors	52,800c	1,665,840
		15,836,446
Retailing--6.4%
Aaron's	39,500	1,132,860
American Eagle Outfitters	117,600	2,199,120
ANN	60,200a	1,747,004
Chico's FAS	68,600	1,152,480
Dillard's, Cl. A	21,300	1,673,115
GameStop, Cl. A	23,500b	657,295
O'Reilly Automotive	8,700a	892,185
PetSmart	14,900	925,290
		10,379,349
Semiconductors & Semiconductor Equipment--.7%
Cree	8,000a,b	437,680
LSI	107,400a	728,172
		1,165,852
Software & Services--11.0%
Acxiom	48,100a	981,240
CA	73,000	1,837,410
Cadence Design Systems	147,300a	2,051,889
CoreLogic	82,700a	2,138,622
DST Systems	27,444	1,955,934
FactSet Research Systems	11,000b	1,018,600
Fair Isaac	27,600	1,261,044
Intuit	11,000	722,150
Lender Processing Services	84,200	2,143,732
Synopsys	54,200a	1,944,696
Total System Services	76,900	1,905,582
		17,960,899
Technology Hardware & Equipment--3.7%
Brocade Communications Systems	328,100a	1,893,137
Harris	45,000	2,085,300
Lexmark International, Cl. A	20,200b	533,280
Plantronics	33,800	1,493,622
		6,005,339
Transportation--1.9%
Alaska Air Group	48,700a	3,114,852

Utilities--5.3%
Edison International	35,800	1,801,456
IDACORP	45,800	2,210,766
NV Energy	129,600	2,595,888
Wisconsin Energy	47,500	2,037,275
		8,645,385
Total Common Stocks
(cost $132,145,424)		162,122,574

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,168,723)	1,168,723 [d]	1,168,723
Investment of Cash Collateral for
Securities Loaned--8.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $14,248,515)	14,248,515 [d]	14,248,515
Total Investments (cost $147,562,662)	108.7%	177,539,812
Liabilities, Less Cash and Receivables	(8.7%)	(14,244,597)
Net Assets	100.0%	163,295,215

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $13,976,652 and the value of the collateral held by the fund was $14,248,515.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $29,977,150 of which $31,583,056 related to appreciated investment securities and $1,605,906 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Capital Goods	11.8
Software & Services	11.0
Real Estate	9.7
Money Market Investments	9.4
Retailing	6.4
Energy	6.2
Health Care Equipment & Services	6.1
Utilities	5.3
Pharmaceuticals, Biotech & Life Sciences	5.2
Materials	5.1
Diversified Financials	4.4
Insurance	4.1
Technology Hardware & Equipment	3.7
Banks	3.5
Consumer Durables & Apparel	3.2
Food, Beverage & Tobacco	2.8
Household & Personal Products	2.6
Media	2.2
Transportation	1.9
Commercial & Professional Services	1.5
Consumer Services	1.1
Automobiles & Components	.8
Semiconductors & Semiconductor Equipment	.7
108.7

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	162,122,574	-	-	162,122,574
Mutual Funds	15,417,238	-	-	15,417,238

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Small Cap Stock Index Portfolio
March 31, 2013 (Unaudited)

Common Stocks--98.6%	Shares	Value ($)
Automobiles & Components--.6%
Dorman Products	11,361a	422,743
Drew Industries	6,031	218,986
Spartan Motors	7,328	38,912
Standard Motor Products	10,328	286,292
Superior Industries International	10,606	198,120
Winnebago Industries	12,169b	251,168
		1,416,221
Banks--7.4%
Bank Mutual	27,428	151,677
Bank of the Ozarks	11,232	498,139
Banner	9,833	312,984
BBCN Bancorp	34,987	456,930
Boston Private Financial Holdings	41,994	414,901
Brookline Bancorp	22,621	206,756
City Holding	7,252a	288,557
Columbia Banking System	24,426a	536,883
Community Bank System	14,522a	430,287
CVB Financial	38,119	429,601
Dime Community Bancshares	7,250	104,110
F.N.B.	58,523	708,128
First BanCorp	39,658a,b	247,069
First Commonwealth Financial	42,767	319,042
First Financial Bancorp	24,831	398,538
First Financial Bankshares	11,395a	553,797
First Midwest Bancorp	33,214	441,082
Glacier Bancorp	35,298	669,956
Hanmi Financial	15,168b	242,688
Home Bancshares	12,036	453,396
Independent Bank	7,867a	256,386
MB Financial	23,424	566,158
National Penn Bancshares	55,516	593,466

NBT Bankcorp	18,460	408,889
Northwest Bancshares	39,857	505,785
Old National Bancorp	44,610	613,388
Oritani Financial	20,565	318,552
PacWest Bancorp	16,552a	481,829
Pinnacle Financial Partners	16,719b	390,556
PrivateBancorp	28,811	544,816
Provident Financial Services	19,365	295,704
S&T Bancorp	8,510	157,775
Simmons First National, Cl. A	8,006	202,712
Sterling Bancorp	12,384	125,821
Susquehanna Bancshares	86,804	1,078,974
Texas Capital Bancshares	15,889b	642,710
Tompkins Financial	3,227	136,438
TrustCo Bank	45,331	252,947
UMB Financial	12,637	620,098
Umpqua Holdings	54,109	717,485
United Bankshares	17,128a	455,776
United Community Banks	16,087b	182,427
ViewPoint Financial Group	14,598	293,566
Wilshire Bancorp	37,126b	251,714
Wintrust Financial	14,480	536,339
		18,494,832
Capital Goods--10.2%
A.O. Smith	17,782	1,308,222
AAON	10,961	302,414
AAR	16,387	301,357
Actuant, Cl. A	32,184	985,474
Aegion	16,845b	389,962
Aerovironment	7,183b	130,228
Albany International, Cl. A	12,629	364,978
American Science & Engineering	4,141	252,560
Apogee Enterprises	13,072	378,434
Applied Industrial Technologies	18,554	834,930
Astec Industries	8,071	281,920
AZZ	10,742	517,764
Barnes Group	20,907	604,840
Belden	19,517	1,008,053

Brady, Cl. A	21,628	725,187
Briggs & Stratton	23,330a	578,584
CIRCOR International	6,164	261,970
Comfort Systems USA	20,110	283,350
Cubic	6,103	260,720
Curtiss-Wright	18,844	653,887
Dycom Industries	14,232b	280,228
EMCOR Group	29,178	1,236,855
Encore Wire	9,751	341,480
EnerSys	22,333b	1,017,938
Engility Holdings	6,826b	163,687
EnPro Industries	7,337b	375,434
ESCO Technologies	10,735	438,632
Federal Signal	22,865b	186,121
Franklin Electric	14,210	477,030
GenCorp	29,247a,b	388,985
Gibraltar Industries	12,694b	231,665
Griffon	13,741	163,793
II-VI	22,525b	383,826
John Bean Technologies	13,340	276,805
Kaman	10,603	376,088
Kaydon	16,813	430,077
Lindsay	5,766a	508,446
Lydall	11,720b	179,902
Moog, Cl. A	19,198b	879,844
Mueller Industries	13,351	711,475
National Presto Industries	1,395	112,298
NCI Building Systems	8,117b	140,992
Orbital Sciences	25,974b	433,506
Powell Industries	2,685b	141,150
Quanex Building Products	14,208	228,749
Simpson Manufacturing	16,422	502,677
Standex International	5,240	289,353
Teledyne Technologies	15,025b	1,178,561
Tennant	9,358	454,424
Titan International	20,360a	429,189
Toro	26,683	1,228,485
Universal Forest Products	6,831	271,942

Vicor	13,177b	65,490
Watts Water Technologies, Cl. A	13,539	649,737
		25,599,698
Commercial & Professional Services--3.2%
ABM Industries	20,305	451,583
CDI	9,581	164,793
Consolidated Graphics	4,355b	170,280
Dolan	10,306b	24,631
Exponent	6,334	341,656
G&K Services, Cl. A	7,384	336,046
Healthcare Services Group	29,635	759,545
Heidrick & Struggles International	7,267	108,642
Insperity	9,294	263,671
Interface	22,623	434,814
Kelly Services, Cl. A	11,908	222,441
Korn/Ferry International	20,274b	362,094
Mobile Mini	15,430b	454,105
Navigant Consulting	23,821b	313,008
On Assignment	16,241b	411,060
Resources Connection	23,568	299,314
Tetra Tech	27,933b	851,677
TrueBlue	17,956b	379,590
UniFirst	6,185	559,743
United Stationers	19,325	746,911
Viad	10,582	292,698
		7,948,302
Consumer Durables & Apparel--4.8%
American Greetings, Cl. A	16,474a	265,231
Arctic Cat	7,551b	329,979
Blyth	5,414a	93,987
Brunswick	39,666	1,357,371
Callaway Golf	18,687	123,708
Crocs	41,841b	620,084
Ethan Allen Interiors	10,168a	334,731
Fifth & Pacific	47,848b	903,370
Helen of Troy	12,131b	465,345
Iconix Brand Group	30,984b	801,556
iRobot	11,801a,b	302,814

JAKKS Pacific	9,325a	97,819
K-Swiss, Cl. A	7,151b	33,896
La-Z-Boy	22,258	420,008
M/I Homes	8,152b	199,316
Maidenform Brands	8,073b	141,520
Meritage Homes	11,658b	546,294
Movado Group	9,083	304,462
Oxford Industries	5,572	295,873
Perry Ellis International	8,779	159,690
Quiksilver	47,746b	289,818
Ryland Group	18,517a	770,678
Skechers USA, Cl. A	16,138b	341,319
Standard Pacific	42,801a,b	369,801
Steven Madden	16,084b	693,864
Sturm Ruger & Co.	8,170a	414,464
True Religion Apparel	10,273	268,228
Universal Electronics	5,548b	128,991
Wolverine World Wide	22,610	1,003,206
		12,077,423
Consumer Services--4.1%
American Public Education	8,316a,b	290,145
Biglari Holdings	663b	247,425
BJ's Restaurants	9,299b	309,471
Boyd Gaming	19,881a,b	164,416
Buffalo Wild Wings	7,289b	638,006
Capella Education	6,218b	193,628
Career Education	22,690b	53,775
CEC Entertainment	8,184	268,026
Coinstar	13,492a,b	788,203
Corinthian Colleges	41,756b	87,688
Cracker Barrel Old Country Store	9,645	779,798
DineEquity	6,536	449,611
Hillenbrand	27,586	697,374
Interval Leisure Group	18,954	412,060
ITT Educational Services	6,548a,b	90,231
Jack in the Box	20,798b	719,403
Lincoln Educational Services	6,070	35,570
Marcus	13,987	174,698

Marriott Vacations Worldwide	14,071b	603,787
Monarch Casino & Resort	4,993b	48,582
Multimedia Games Holding Company	11,901b	248,374
Papa John's International	8,617b	532,703
Pinnacle Entertainment	27,166b	397,167
Red Robin Gourmet Burgers	5,855b	266,988
Ruby Tuesday	26,210b	193,168
Ruth's Hospitality Group	15,956b	152,220
SHFL Entertainment	25,886b	428,931
Sonic Automotive, Cl. A	15,319	339,469
Texas Roadhouse	25,500	514,845
Universal Technical Institute	8,090	102,177
		10,227,939
Diversified Financials--3.3%
Calamos Asset Management, Cl. A	11,271	132,660
Cash America International	13,863a	727,392
Encore Capital Group	10,382a,b	312,498
EZCORP, Cl. A	20,432b	435,202
Financial Engines	15,758a	570,755
First Cash Financial Services	11,756b	685,845
HFF, Cl. A	12,589	250,899
Interactive Brokers Group, Cl. A	19,845	295,889
Investment Technology Group	14,224b	157,033
MarketAxess Holdings	15,799	589,303
Piper Jaffray	6,035b	207,000
Portfolio Recovery Associates	7,800b	989,976
Prospect Capital	78,649a	858,061
Stifel Financial	25,270b	876,111
SWS Group	8,615b	52,121
Virtus Investment Partners	2,768b	515,623
World Acceptance	6,249a,b	536,602
		8,192,970
Energy--4.5%
Approach Resources	12,478a,b	307,084
Basic Energy Services	11,848a,b	161,962
Bristow Group	16,655	1,098,231
C&J Energy Services	18,712a,b	428,505
Carrizo Oil & Gas	15,387b	396,523

Cloud Peak Energy	25,323b	475,566
Comstock Resources	18,917b	307,401
Contango Oil & Gas	7,134	286,002
ERA Group	8,243b	173,103
Exterran Holdings	28,054b	757,458
Geospace Technologies	4,844b	522,764
Gulf Island Fabrication	4,769	100,435
Gulfport Energy	27,710b	1,269,949
Hornbeck Offshore Services	15,372b	714,183
ION Geophysical	55,014b	374,645
Lufkin Industries	13,469	894,207
Matrix Service	13,933b	207,602
PDC Energy	12,047b	597,170
Penn Virginia	23,933a	96,689
PetroQuest Energy	18,986b	84,298
Pioneer Energy Services	22,646b	186,829
SEACOR Holdings	9,181	676,456
Stone Energy	21,935b	477,086
Swift Energy	18,435a,b	273,022
TETRA Technologies	35,551b	364,753
		11,231,923
Food & Staples Retailing--.6%
Andersons	6,042	323,368
Casey's General Stores	16,210	945,043
Nash Finch	6,302	123,393
Spartan Stores	10,404	182,590
		1,574,394
Food, Beverage & Tobacco--2.6%
Alliance One International	45,622b	177,470
B&G Foods	20,389	621,661
Boston Beer, Cl. A	3,639a,b	580,930
Cal-Maine Foods	5,946	253,062
Calavo Growers	2,945a	84,757
Darling International	49,807b	894,534
Diamond Foods	7,690a,b	129,653
Hain Celestial Group	18,782b	1,147,205
J&J Snack Foods	6,103	469,260
Sanderson Farms	9,862	538,662

Seneca Foods, Cl. A	5,525b	182,435
Snyders-Lance	17,972	453,973
TreeHouse Foods	14,843b	967,021
		6,500,623
Health Care Equipment & Services--7.1%
Abaxis	9,313	440,691
ABIOMED	14,668a,b	273,852
Air Methods	13,589	655,533
Align Technology	29,351a,b	983,552
Almost Family	3,276	66,929
Amedisys	11,034b	122,698
AMN Healthcare Services	24,193b	382,975
AmSurg	12,561b	422,552
Analogic	6,254	494,191
Bio-Reference Labs	12,606a,b	327,504
Cantel Medical	6,937	208,526
Centene	22,391b	986,100
Chemed	8,850	707,823
Computer Programs & Systems	3,451	186,734
CONMED	14,082	479,633
CorVel	2,744a,b	135,801
Cross Country Healthcare	6,587b	34,977
CryoLife	20,291	121,949
Cyberonics	11,800b	552,358
Ensign Group	5,737	191,616
Gentiva Health Services	12,701b	137,425
Greatbatch	11,026b	329,347
Haemonetics	20,516b	854,697
Hanger	12,888b	406,359
HealthStream	8,219b	188,544
Healthways	12,930b	158,392
ICU Medical	6,345b	374,038
Integra LifeSciences Holdings	9,756b	380,582
Invacare	16,169	211,005
IPC The Hospitalist	6,648b	295,703
Kindred Healthcare	17,014b	179,157
Landauer	2,835	159,837
LHC Group	9,125b	196,096

Magellan Health Services	12,298b	585,016
Medidata Solutions	9,375b	543,562
Meridian Bioscience	18,671a	426,072
Merit Medical Systems	11,892b	145,796
Molina Healthcare	13,917a,b	429,618
MWI Veterinary Supply	4,619b	610,909
Natus Medical	12,735b	171,158
Neogen	8,174b	405,185
NuVasive	19,453b	414,543
Omnicell	15,899b	300,173
Palomar Medical Technologies	4,763b	64,253
PharMerica	17,303b	242,242
Quality Systems	15,901	290,670
SurModics	8,048b	219,308
Symmetry Medical	19,815b	226,882
West Pharmaceutical Services	13,743	892,470
		17,615,033
Household & Personal Products--.6%
Central Garden & Pet, Cl. A	17,648b	145,067
Inter Parfums	5,856	143,062
Medifast	8,880b	203,530
Prestige Brands Holdings	21,240b	545,656
WD-40	6,825	373,805
		1,411,120
Insurance--2.2%
AMERISAFE	8,589	305,253
eHealth	7,144b	127,735
Employers Holdings	10,935	256,426
Horace Mann Educators	18,812	392,230
Infinity Property & Casualty	4,222	237,276
Meadowbrook Insurance Group	21,240	149,742
National Financial Partners	18,483a,b	414,574
Navigators Group	4,852b	285,055
ProAssurance	26,514	1,254,908
RLI	6,252	449,206
Safety Insurance Group	4,396	216,063
Selective Insurance Group	20,834	500,224
Stewart Information Services	11,833	301,387

Tower Group International	15,650	288,745
United Fire Group	12,000	305,640
		5,484,464
Materials--6.6%
A. Schulman	13,269	418,770
A.M. Castle & Co.	2,824a,b	49,420
AK Steel Holding	54,931a	181,822
AMCOL International	13,033	393,466
American Vanguard	11,480	350,599
Balchem	12,419	545,691
Buckeye Technologies	17,935	537,153
Calgon Carbon	22,124b	400,444
Century Aluminum	23,769b	183,972
Clearwater Paper	8,407b	442,965
Deltic Timber	4,308	296,046
Eagle Materials	20,737	1,381,706
Glatfelter	22,157	518,031
Globe Specialty Metals	28,093	391,055
H.B. Fuller	21,758	850,303
Hawkins	2,581	103,111
Haynes International	5,132	283,800
Headwaters	30,332b	330,619
Innophos Holdings	9,011	491,640
Kaiser Aluminum	8,329	538,470
KapStone Paper and Packaging	16,699	464,232
Koppers Holdings	8,749	384,781
Kraton Performance Polymers	14,345b	335,673
LSB Industries	7,958b	276,779
Materion	8,997	256,415
Myers Industries	16,934	236,399
Neenah Paper	6,259	192,527
Olympic Steel	2,687	64,219
OM Group	12,003b	281,830
PolyOne	45,993	1,122,689
Quaker Chemical	4,764a	281,171
RTI International Metals	13,460b	426,547
Schweitzer-Mauduit International	15,367	595,164
Stepan	6,446	406,743

Stillwater Mining	48,090a,b	621,804
SunCoke Energy	34,252b	559,335
Texas Industries	8,195a,b	517,186
Tredegar	10,597	311,976
Wausau Paper	17,094	184,273
Zep	9,052	135,871
		16,344,697
Media--.7%
Arbitron	12,344	578,563
Digital Generation	8,833a,b	56,796
E.W. Scripps, Cl. A	18,392b	221,256
Harte-Hanks	18,267	142,300
Live Nation	58,480b	723,398
		1,722,313
Pharmaceuticals, Biotech & Life Sciences--3.4%
Acorda Therapeutics	16,942b	542,652
Affymetrix	35,857a,b	169,245
Akorn	28,920b	399,964
ArQule	29,677b	76,863
Cambrex	18,590b	237,766
Cubist Pharmaceuticals	27,574b	1,291,015
Emergent BioSolutions	15,608b	218,200
Enzo Biochem	12,412b	31,278
Hi-Tech Pharmacal	4,874a	161,378
Luminex	17,709b	292,553
Medicines	23,654b	790,517
Momenta Pharmaceuticals	18,587a,b	247,951
PAREXEL International	27,282b	1,077,912
Questcor Pharmaceuticals	27,387a	891,173
Salix Pharmaceuticals	22,810b	1,167,416
Spectrum Pharmaceuticals	21,529a	160,606
ViroPharma	30,317b	762,776
		8,519,265
Real Estate--7.9%
Acadia Realty Trust	20,127c	558,927
Cedar Realty Trust	27,035c	165,184
Colonial Properties Trust	37,402c	845,659
Cousins Properties	45,168c	482,846

DiamondRock Hospitality	82,172c	765,021
EastGroup Properties	11,472c	667,670
EPR Properties	21,562c	1,122,302
Forestar Group	16,497b,c	360,624
Franklin Street Properties	33,597c	491,188
Geo Group	32,370	1,217,759
Getty Realty	7,845a,c	158,547
Government Properties Income Trust	21,764c	559,988
Healthcare Realty Trust	35,662c	1,012,444
Inland Real Estate	32,716c	330,104
Kite Realty Group Trust	32,999c	222,413
LaSalle Hotel Properties	43,686c	1,108,751
Lexington Realty Trust	83,293a,c	982,857
LTC Properties	12,182c	496,173
Medical Properties Trust	67,894c	1,089,020
Mid-America Apartment Communities	19,165c	1,323,535
Parkway Properties	16,619c	308,282
Pennsylvania Real Estate Investment Trust	24,033c	466,000
Post Properties	25,071c	1,180,844
PS Business Parks	6,912c	545,495
Sabra Health Care	14,930c	433,119
Saul Centers	3,911c	171,067
Sovran Self Storage	13,907c	896,862
Tanger Factory Outlet Centers	38,695c	1,399,985
Universal Health Realty Income Trust	4,265c	246,133
Urstadt Biddle Properties, Cl. A	7,633c	166,094
		19,774,893
Retailing--5.0%
Big 5 Sporting Goods	7,005a	109,348
Blue Nile	4,791a,b	165,050
Brown Shoe	21,931	350,896
Buckle	11,962a	558,027
Cato, Cl. A	12,331	297,670
Children's Place Retail Stores	11,777b	527,845
Christopher & Banks	5,094b	32,754
Finish Line, Cl. A	21,864	428,316
Fred's, Cl. A	17,024	232,888
Genesco	10,090b	606,308

Group 1 Automotive	8,107a	486,987
Haverty Furniture	7,894	162,301
Hibbett Sports	12,370b	696,060
Hot Topic	22,230a	308,552
JOS. A. Bank Clothiers	10,683a,b	426,252
Kirkland's	7,728b	88,563
Lithia Motors, Cl. A	8,358	396,838
Lumber Liquidators Holdings	11,733a,b	823,891
MarineMax	5,480b	74,473
Men's Wearhouse	20,257	676,989
Monro Muffler Brake	12,622a	501,220
NutriSystem	10,892a	92,364
OfficeMax	36,484	423,579
PEP Boys-Manny Moe & Jack	21,982b	259,168
PetMed Express	8,120a	108,930
Pool	19,646	943,008
Rue21	9,069a,b	266,538
Select Comfort	23,678b	468,114
Sonic	28,604b	368,419
Stage Stores	15,599	403,702
Stein Mart	13,136	110,080
Tuesday Morning	20,624b	160,042
Vitamin Shoppe	12,747b	622,691
VOXX International	10,795b	115,614
Zale	12,238a,b	48,095
Zumiez	9,151a,b	209,558
		12,551,130
Semiconductors & Semiconductor Equipment--4.4%
Advanced Energy Industries	18,930b	346,419
ATMI	12,111b	271,650
Brooks Automation	25,010	254,602
Cabot Microelectronics	10,033b	348,647
Ceva	10,440b	162,864
Cirrus Logic	29,631a,b	674,105
Cohu	10,332	96,708
Cymer	12,823b	1,232,290
Diodes	14,390b	301,902
DSP Group	9,503a,b	76,689

Entropic Communications	49,643b	202,047
Exar	24,887b	261,314
GT Advanced Technologies	50,086a,b	164,783
Hittite Microwave	10,634b	643,995
Kopin	33,071b	122,363
Kulicke & Soffa Industries	39,138b	452,435
Micrel	25,630	269,371
Microsemi	42,472b	984,076
MKS Instruments	23,394	636,317
Monolithic Power Systems	12,417	302,602
Nanometrics	7,865b	113,492
Pericom Semiconductor	18,958b	129,104
Power Integrations	12,082	524,480
Rubicon Technology	5,484a,b	36,194
Rudolph Technologies	18,919b	222,866
Sigma Designs	11,989b	58,386
STR Holdings	12,343b	26,784
Supertex	7,253	161,089
Tessera Technologies	19,840	372,000
TriQuint Semiconductor	61,286b	309,494
Ultratech	13,443b	531,402
Veeco Instruments	14,839a,b	568,779
Volterra Semiconductor	9,264b	131,549
		10,990,798
Software & Services--6.6%
Blackbaud	17,192	509,399
Blucora	15,842b	245,234
Bottomline Technologies	13,837b	394,493
CACI International, Cl. A	11,274a,b	652,426
Cardtronics	18,362b	504,220
CIBER	27,944b	131,337
comScore	11,665b	195,739
CSG Systems International	17,029b	360,844
DealerTrack Technologies	17,821b	523,581
Dice Holdings	24,975b	252,997
Digital River	17,051b	241,101
Ebix	15,510a	251,572
EPIQ Systems	14,311	200,783

ExlService Holdings	9,043b	297,334
Forrester Research	4,399	139,228
Heartland Payment Systems	18,259	601,999
Higher One Holdings	15,274a,b	135,786
iGATE	10,017b	188,420
Interactive Intelligence Group	4,602a	204,099
j2 Global	18,733a	734,521
Liquidity Services	9,912a,b	295,477
LivePerson	19,892b	270,133
LogMeIn	9,022b	173,403
Manhattan Associates	9,518b	707,092
MAXIMUS	14,807	1,184,116
MicroStrategy, Cl. A	3,465b	350,242
Monotype Imaging Holdings	15,926	378,243
NetScout Systems	18,336b	450,515
NIC	24,397	467,446
OpenTable	9,640a,b	607,127
Perficient	10,739b	125,217
Progress Software	23,606b	537,745
QuinStreet	10,892a,b	65,025
Sourcefire	12,206b	722,961
Stamps.com	5,067b	126,523
SYKES Enterprises	18,710b	298,612
Synchronoss Technologies	10,649b	330,438
Take-Two Interactive Software	34,789b	561,842
TeleTech Holdings	13,298b	282,051
Tyler Technologies	11,898b	728,871
United Online	42,098	253,851
VASCO Data Security International	12,191b	102,892
Virtusa	7,339b	174,375
Websense	19,893b	298,395
XO Group	15,810b	158,100
		16,415,805
Technology Hardware & Equipment--6.6%
3D Systems	31,900a,b	1,028,456
Agilysys	10,199b	101,378
Anixter International	12,245	856,170
Arris Group	50,343b	864,389

Avid Technology	18,327b	114,910
Badger Meter	6,473	346,435
Bel Fuse, Cl. B	4,678	73,024
Benchmark Electronics	28,124b	506,794
Black Box	7,708	168,111
Checkpoint Systems	14,398b	188,038
Cognex	17,470	736,361
Coherent	10,014	568,194
Comtech Telecommunications	10,106	245,374
CTS	14,660	153,050
Daktronics	14,113	148,187
Digi International	13,128b	117,233
DTS	8,106b	134,803
Electro Scientific Industries	11,200	123,760
Electronics for Imaging	19,500b	494,520
FARO Technologies	6,266b	271,882
FEI	16,348	1,055,263
Harmonic	53,499b	309,759
Insight Enterprises	22,419b	462,280
Intermec	21,561b	211,945
Ixia	19,354b	418,821
Littelfuse	9,468	642,404
Measurement Specialties	4,603b	183,061
Mercury Systems	11,555b	85,160
Methode Electronics	10,789	138,962
MTS Systems	7,380	429,147
NETGEAR	15,402b	516,121
Newport	14,213b	240,484
Oplink Communications	10,378b	170,199
OSI Systems	7,248b	451,478
Park Electrochemical	7,368	186,705
PC-Tel	8,368	59,413
Plexus	16,339b	397,201
Procera Networks	8,172b	97,165
Radisys	9,525b	46,863
Rofin-Sinar Technologies	10,775b	291,895
Rogers	5,648b	268,958
ScanSource	11,490b	324,248

Super Micro Computer	10,040b	113,352
Symmetricom	29,755b	135,088
Synaptics	14,694b	597,899
SYNNEX	13,347b	493,839
TTM Technologies	20,468b	155,557
ViaSat	15,958a,b	773,006
		16,497,342
Telecommunication Services--.5%
Atlantic Tele-Network	5,718	277,380
Cbeyond	16,460b	122,298
Cincinnati Bell	76,418b	249,123
General Communication, Cl. A	14,726b	135,037
Lumos Networks	6,033a	81,325
NTELOS Holdings	12,224	156,589
USA Mobility	14,863	197,232
		1,218,984
Transportation--1.8%
Allegiant Travel	6,709	595,625
Arkansas Best	9,749	113,868
Atlas Air Worldwide Holdings	11,360b	463,034
Forward Air	13,988	521,613
Heartland Express	19,901	265,479
Hub Group, Cl. A	14,563b	560,093
Knight Transportation	22,400	360,640
Old Dominion Freight Line	30,469b	1,163,916
SkyWest	26,671	428,070
		4,472,338
Utilities--3.9%
Allete	15,018	736,182
American States Water	9,439	543,403
Avista	24,759	678,397
CH Energy Group	7,176	469,239
El Paso Electric	18,625	626,731
Laclede Group	9,500	405,650
New Jersey Resources	16,474a	738,859
Northwest Natural Gas	10,922	478,602
NorthWestern	16,906	673,873
Piedmont Natural Gas	30,570a	1,005,142

South Jersey Industries	12,387		688,593
Southwest Gas	18,360		871,366
UIL Holdings	23,697		938,164
UNS Energy	16,437		804,427
			9,658,628
Total Common Stocks
(cost $174,539,167)			245,941,135
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.08%, 6/13/13
(cost $154,976)	155,000	[d]	154,983

Other Investment--1.3%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $3,310,381)	3,310,381	[e]	3,310,381
Investment of Cash Collateral for
Securities Loaned--10.7%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $26,703,323)	26,703,323	[e]	26,703,323
Total Investments (cost $204,707,847)	110.7%		276,109,822
Liabilities, Less Cash and Receivables	(10.7%)		(26,585,780)
Net Assets	100.0%		249,524,042

a Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $26,969,175 and the value of the collateral held by the fund was $27,620,968, consisting of cash collateral of $26,703,323 and U.S. Government and
Agency securities valued at $917,645.
b Non-income producing security.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $71,401,975 of which $80,215,144 related to appreciated investment securities and $8,813,169 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Short-Term/Money Market Investments	12.1
Capital Goods	10.2
Real Estate	7.9
Banks	7.4
Health Care Equipment & Services	7.1
Software & Services	6.6
Technology Hardware & Equipment	6.6
Materials	6.6
Retailing	5.0
Consumer Durables & Apparel	4.8
Energy	4.5
Semiconductors & Semiconductor Equipment	4.4
Consumer Services	4.1
Utilities	3.9
Pharmaceuticals, Biotech & Life Sciences	3.4
Diversified Financials	3.3
Commercial & Professional Services	3.2
Food, Beverage & Tobacco	2.6
Insurance	2.2
Transportation	1.8
Media	.7
Automobiles & Components	.6
Household & Personal Products	.6
Food & Staples Retailing	.6
Telecommunication Services	.5
110.7

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
March 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2013	($)
Financial Futures Long
Russell 2000 E-mini	37	3,510,930	June 2013	27,387

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	245,941,135	-	-	245,941,135
Mutual Funds	30,013,704	-	-	30,013,704
U.S. Treasury	-	154,983	-	154,983
Other Financial Instruments:
Financial Futures++	27,387	-	-	27,387

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended March 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Investment Portfolios, Technology Growth Portfolio
March 31, 2013 (Unaudited)

Common Stocks--95.6%	Shares	Value ($)
Application Software--8.1%
Citrix Systems	65,680a	4,739,469
Informatica	120,451a	4,151,946
salesforce.com	59,250a	10,595,677
		19,487,092
Communications Equipment--17.4%
Ciena	626,170a	10,024,982
F5 Networks	59,650a	5,313,622
JDS Uniphase	328,640a	4,393,917
Juniper Networks	564,810a	10,471,577
Palo Alto Networks	96,180b	5,443,788
QUALCOMM	93,800	6,279,910
		41,927,796
Computer Storage & Peripherals--5.0%
EMC	263,680a	6,299,315
SanDisk	105,810a	5,819,550
		12,118,865
Data Processing & Outsourced Services--4.3%
MasterCard, Cl. A	10,250	5,546,583
Paychex	139,200b	4,881,744
		10,428,327
Electronic Components--2.6%
Amphenol, Cl. A	83,000	6,195,950
Electronic Manufacturing Services--2.5%
Trimble Navigation	199,400a	5,974,024
Internet Retail--4.4%
Amazon.com	17,740a	4,727,533
priceline.com	8,540a	5,874,922
		10,602,455
Internet Software & Services--17.5%
Akamai Technologies	322,600a	11,384,554
Facebook, Cl. A	374,000	9,566,920
Google, Cl. A	13,310a	10,568,539

LinkedIn, Cl. A	60,630	a	10,674,518
			42,194,531
IT Consulting & Other Services--5.8%
Cognizant Technology Solutions,
Cl. A	110,305	a	8,450,466
Teradata	95,230	a	5,571,907
			14,022,373
Semiconductor Equipment--3.0%
Applied Materials	547,680		7,382,726
Semiconductors--21.4%
Analog Devices	218,480		10,157,135
Avago Technologies	230,550		8,281,356
Broadcom, Cl. A	204,580		7,092,789
Taiwan Semiconductor
Manufacturing, ADR	336,690		5,787,701
Texas Instruments	291,590		10,345,613
Xilinx	263,240		10,047,871
			51,712,465
Systems Software--3.6%
Oracle	271,653		8,785,258
Total Common Stocks
(cost $201,893,956)			230,831,862

Other Investment--4.6%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $11,105,200)	11,105,200	[c]	11,105,200
Investment of Cash Collateral for
Securities Loaned--1.6%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $3,923,535)	3,923,535	[c]	3,923,535
Total Investments (cost $216,922,691)	101.8%		245,860,597
Liabilities, Less Cash and Receivables	(1.8%)		(4,344,201)
Net Assets	100.0%		241,516,396

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At March 31, 2013, the value of the fund's securities on loan was $8,238,974 and the value of the collateral held by the fund was $8,365,591, consisting of cash collateral of $3,923,535 and U.S. Government and agency securities valued at $4,442,056.
c Investment in affiliated money market mutual fund.

At March 31, 2013, net unrealized appreciation on investments was $28,937,906 of which $35,857,615 related to appreciated investment securities and $6,919,709 related to depreciated investment securities. At March 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Semiconductors	21.4
Internet Software & Services	17.5
Communications Equipment	17.4
Application Software	8.1
Money Market Investments	6.2
IT Consulting & Other Services	5.8
Computer Storage & Peripherals	5.0
Internet Retail	4.4
Data Processing & Outsourced Services	4.3
Systems Software	3.6
Semiconductor Equipment	3.0
Electronic Components	2.6
Electronic Manufacturing Services	2.5
101.8

†	Based on net assets.

The following is a summary of the inputs used as of March 31, 2013 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	216,762,805	-	-	216,762,805
Equity Securities - Foreign Common Stocks+	14,0 69,057	-	-	14,069,057
Mutual Funds	15,028,735	-	-	15,028,735

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Investment Portfolios

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	May 17, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	May 17, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)